Income Tax	12 Months Ended
Jun. 30, 2025
Income Tax
Income Tax

28. Income Tax:

The Company is subject to income taxes in Canada, while the subsidiaries in United States are subject to the income tax laws of the United States.

The actual income tax provision differs from the expected amount calculated by applying the Canadian combined federal and provincial corporate tax rates to income before tax. For entities subject to U.S. taxation, the expected provision is calculated using the applicable U.S. federal and state statutory tax rates. These differences result from the following:

	2025	2024
Loss before income taxes	$(35,336)	$(631)
Statutory tax rate	26.5%	26.5%
Expected income tax benefit (expense)	(9,364)	(167)
Permanent differences	(1,136)	175
Employee share compensation	-	228
Goodwill impairment loss	4827	1,087
Adjustment to prior years provision versus statutory tax return tax returns	-	724
Changes in statutory, foreign tax, foreign exchange rates and other	223	(29)
Change in unrecognized temporary differences	1,230	929
Total income tax expense (recovery)	(4,220)	2,947

Current tax expense	953	2,962
Deferred tax expense (recovery)	(5,173)	(15)
Total income tax expense	$(4,220)	$2,947

The components of the net deferred tax liability are as follows:

	2025	2024
Deferred tax assets:
Lease liabilities	$1,820	$-
Loss carry forward	1,423	-
Asset retirement obligation	330
	3,573	-

Deferred tax liabilities:
Intangible assets	(3,948)	(530)
Derivative financial instruments	(82)	(41)
Loss carry forward	-	60
Fair value measured loans	-	(87)
Property, plant and equipment	(3,517)	(476)
Right-of-use assets	(1,794)	-
Long-term debt	(67)	-
	(9,408)	(1,074)
Net deferred tax liabilities	$(5,835)	$(1,074)

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

28. Income Tax (continued):

	2025	2024
Deferred tax liabilities resulted from acquisition of OFIT GM&RT	$(1,073)	$(1,089)
Deferred tax liabilities resulted from acquisition of Solar Flow Through Funds	(9,937)	-
Deferred tax recovery	5,175	15
Net deferred tax liabilities	$(5,835)	$(1,074)

The unrecognized deductible temporary differences are attributable to the following:

	2025	2024
Interest expense	$-	$817
Lease liabilities	331	39
Investment in SFF shares	-	1,233
Loss carryforwards	13,719	6,651
Property, plant and equipment	4,072	-
Right-of-use assets	(306)	-
Long-term debt	(261)	-
Intangible assets	(3,487)	-
Foreign exchange	76	-
Passthrough interest	38	-
Passthrough income	(441)	-
Solar tax credit	3,060	-
Restricted Interest and Financing Expenses	1,715	-
Net deferred tax assets	$18,516	$8,740

As of June 30, 2025, the Company has non-capital losses of approximately $20,293 (June 30, 2024 - $6,651) available that may be carried forward and applied against future income for Canadian income tax purposes. These non-capital losses expire between 2042 - 2044.

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024